Form N-1A Supplement	Mar. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
FRANKLIN TEMPLETON ETF TRUST
SUPPLEMENT DATED APRIL 29, 2026
TO THE SUMMARY PROSPECTUSES, PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
EACH DATED AUGUST 1, 2025, OF
FRANKLIN INTERNATIONAL CORE DIVIDEND TILT INDEX ETF
FRANKLIN EMERGING MARKET CORE DIVIDEND TILT INDEX ETF
FRANKLIN U.S. CORE DIVIDEND TILT INDEX ETF
FRANKLIN U.S. DIVIDEND BOOSTER INDEX ETF (EACH, A “FUND” AND TOGETHER THE “FUNDS”)
I.
For each Fund, the following is added as the second to last paragraph under the section titled “Fund Summary—Principal Investment Strategies” in the Summary Prospectus and Prospectus, and as the last paragraph in the Fund’s respective sub‑section within the section titled “Fund Details—Principal Investment Policies and Practices” in the Prospectus.

The Fund intends to be diversified in approximately the same proportion as the Fund’s underlying index is diversified. The Fund may become “non‑diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Fund’s underlying index. A “non‑diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes non‑diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Fund’s underlying index.
II.	The following is added to each Fund’s Summary Prospectus and Prospectus in the section titled “Fund Summary—Principal Risks.”
Change in Diversification Status: In seeking to track its Underlying Index, the Fund may become non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. In such circumstances, the Fund may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.

Franklin International Core Dividend Tilt Index ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
FRANKLIN TEMPLETON ETF TRUST
SUPPLEMENT DATED APRIL 29, 2026
TO THE SUMMARY PROSPECTUSES, PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
EACH DATED AUGUST 1, 2025, OF
FRANKLIN INTERNATIONAL CORE DIVIDEND TILT INDEX ETF
(EACH, A “FUND” AND TOGETHER THE “FUNDS”)
I.
For each Fund, the following is added as the second to last paragraph under the section titled “Fund Summary—Principal Investment Strategies” in the Summary Prospectus and Prospectus, and as the last paragraph in the Fund’s respective sub‑section within the section titled “Fund Details—Principal Investment Policies and Practices” in the Prospectus.

The Fund intends to be diversified in approximately the same proportion as the Fund’s underlying index is diversified. The Fund may become “non‑diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Fund’s underlying index. A “non‑diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes non‑diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Fund’s underlying index.
II.	The following is added to each Fund’s Summary Prospectus and Prospectus in the section titled “Fund Summary—Principal Risks.”
Change in Diversification Status: In seeking to track its Underlying Index, the Fund may become non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. In such circumstances, the Fund may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.

Franklin Emerging Market Core Dividend Tilt Index ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
FRANKLIN TEMPLETON ETF TRUST
SUPPLEMENT DATED APRIL 29, 2026
TO THE SUMMARY PROSPECTUSES, PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
EACH DATED AUGUST 1, 2025, OF
FRANKLIN EMERGING MARKET CORE DIVIDEND TILT INDEX ETF
(EACH, A “FUND” AND TOGETHER THE “FUNDS”)
I.
For each Fund, the following is added as the second to last paragraph under the section titled “Fund Summary—Principal Investment Strategies” in the Summary Prospectus and Prospectus, and as the last paragraph in the Fund’s respective sub‑section within the section titled “Fund Details—Principal Investment Policies and Practices” in the Prospectus.

The Fund intends to be diversified in approximately the same proportion as the Fund’s underlying index is diversified. The Fund may become “non‑diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Fund’s underlying index. A “non‑diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes non‑diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Fund’s underlying index.
II.	The following is added to each Fund’s Summary Prospectus and Prospectus in the section titled “Fund Summary—Principal Risks.”
Change in Diversification Status: In seeking to track its Underlying Index, the Fund may become non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. In such circumstances, the Fund may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.

Franklin U.S. Core Dividend Tilt Index ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
FRANKLIN TEMPLETON ETF TRUST
SUPPLEMENT DATED APRIL 29, 2026
TO THE SUMMARY PROSPECTUSES, PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
EACH DATED AUGUST 1, 2025, OF
FRANKLIN U.S. CORE DIVIDEND TILT INDEX ETF
(EACH, A “FUND” AND TOGETHER THE “FUNDS”)
I.
For each Fund, the following is added as the second to last paragraph under the section titled “Fund Summary—Principal Investment Strategies” in the Summary Prospectus and Prospectus, and as the last paragraph in the Fund’s respective sub‑section within the section titled “Fund Details—Principal Investment Policies and Practices” in the Prospectus.

The Fund intends to be diversified in approximately the same proportion as the Fund’s underlying index is diversified. The Fund may become “non‑diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Fund’s underlying index. A “non‑diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes non‑diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Fund’s underlying index.
II.	The following is added to each Fund’s Summary Prospectus and Prospectus in the section titled “Fund Summary—Principal Risks.”
Change in Diversification Status: In seeking to track its Underlying Index, the Fund may become non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. In such circumstances, the Fund may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.

Franklin U.S. Dividend Booster Index ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
FRANKLIN TEMPLETON ETF TRUST
SUPPLEMENT DATED APRIL 29, 2026
TO THE SUMMARY PROSPECTUSES, PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
EACH DATED AUGUST 1, 2025, OF
FRANKLIN U.S. DIVIDEND BOOSTER INDEX ETF (EACH, A “FUND” AND TOGETHER THE “FUNDS”)
I.
For each Fund, the following is added as the second to last paragraph under the section titled “Fund Summary—Principal Investment Strategies” in the Summary Prospectus and Prospectus, and as the last paragraph in the Fund’s respective sub‑section within the section titled “Fund Details—Principal Investment Policies and Practices” in the Prospectus.

The Fund intends to be diversified in approximately the same proportion as the Fund’s underlying index is diversified. The Fund may become “non‑diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Fund’s underlying index. A “non‑diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes non‑diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Fund’s underlying index.
II.	The following is added to each Fund’s Summary Prospectus and Prospectus in the section titled “Fund Summary—Principal Risks.”
Change in Diversification Status: In seeking to track its Underlying Index, the Fund may become non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. In such circumstances, the Fund may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.